Mortgage Servicing Rights	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Mortgage Servicing Rights

7. Mortgage Servicing Rights

The Company had total MSRs at fair value on its consolidated balance sheet of $99,209 at June 30, 2013. The Company’s total mortgage servicing portfolio is summarized as follows (based on the unpaid principal balance) at June 30, 2013:

FNMA	$4,796,917
GNMA	2,791,344

Total mortgage servicing portfolio	$7,588,261

MSRs as a percentage of mortgage servicing portfolio	1.31%

A summary of the changes in the balance of MSRs for the six months ended June 30, 2013 is as follows:

Beginning balance at December 31, 2012	$42,202
MSRs received as proceeds from loan sales	47,457
Changes in valuation inputs and assumptions	13,519
Actual portfolio runoff (payoffs and principal amortization)	(3,969)

Ending balance at June 30, 2013	$99,209

The following is a summary of the components of loan servicing fees as reported in the consolidated statement of operations for the six months ended June 30, 2013:

Contractual servicing fees	$8,169
Late fees	189

Loan servicing fees	$8,358

7. Mortgage Servicing Rights

The Company sells residential mortgage loans in the secondary market and typically retains the right to service the loans sold. Upon sale, an MSR asset is capitalized, which represents the current fair value of the future net cash flows expected to be realized for performing servicing activities.

Effective January 1, 2013, the Company elected to irrevocably account for the subsequent measurement of its existing MSRs using the fair value method, whereby the MSRs are initially recorded on our balance sheet at fair value with subsequent changes in fair value recorded in earnings during the period in which the changes in fair value occur. We believe that accounting for the MSRs at fair value best reflects the impact of current market conditions on our MSRs, and our investors and other users of our financial statements will have greater insight into management’s views as to the value of our MSRs at each reporting date. The fair value of the MSRs is assessed at each reporting date using the methods described above. In accordance with the applicable GAAP guidance, this change in accounting principle was accounted for on a prospective basis (financial statement periods prior to 2013 have not been restated). We did not record a cumulative-effect adjustment to retained earnings as of January 1, 2013, as the net amortized carrying value of the MSRs as of January 1, 2013 equaled the fair value due to MSR impairment charges recorded during 2012.

Prior to January 1, 2013, the subsequent measurement of the Company’s MSRs was recorded using the amortization method. Under the amortization method, capitalized MSRs were initially recorded at fair value and amortized over the estimated economic life of the related loans in proportion to the estimated future net servicing revenue. The net capitalized cost of MSRs was periodically evaluated to determine whether capitalized amounts were in excess of their estimated fair value. For this fair value assessment, the Company stratified its MSRs based on interest rates: (1) those with note rates below 4.00%; (2) those with note rates between 4.00% and 4.99%; and (3) those with note rates above 5.00%. If the amortized book value of the MSRs exceeded its fair value, management recorded a valuation adjustment as a reduction to the mortgage servicing right asset. However, in the event that the fair value of the MSRs recovered, the valuation allowance was reversed.

On November 1, 2013, the Company purchased an MSR portfolio with an unpaid principal balance (“UPB”) of approximately $142 million from an unrelated third party, for a total cash purchase price of approximately $1.5 million. The MSRs purchased have substantially similar attributes to the Company’s existing MSRs created through its own mortgage loan originations with respect to note rates, credit quality and loan types. The Company plans to continue to service the underlying mortgage loans and will account for the MSRs using the fair value method.

The Company’s total mortgage servicing portfolio at September 30, 2013 and December 31, 2012 is summarized as follows (based on the UPB of the underlying mortgage loans):

	September 30, 2013	December 31, 2012
FNMA	$6,025,898	$2,781,389
GNMA	3,654,993	1,363,951
FHLMC	1,690	—

Total mortgage servicing portfolio	$9,682,581	$4,145,340

MSRs balance	$132,907	$42,202

MSRs balance as a percentage of total mortgage servicing portfolio	1.37%	1.02%

A summary of the changes in the balance of MSRs for the three and nine months ended September 30, 2013 and 2012 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Balance at beginning of period	$99,209	$22,835	$42,202	$17,679
MSRs received as proceeds from loan sales	31,599	12,290	79,056	23,686
Changes in valuation inputs and assumptions	4,279	—	17,797	—
Actual portfolio runoff (payoffs and principal amortization)	(2,180)	—	(6,148)	—
Amortization of MSRs	—	(1,171)	—	(2,584)
Impairment of MSRs	—	(695)	—	(5,522)

Balance at end of period	$132,907	$33,259	$132,907	$33,259

The following is a summary of the components of loan servicing fees as reported in the Company’s consolidated statements of income for the three and nine months ended September 30, 2013 and 2012:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Contractual servicing fees	$5,813	$1,448	$13,982	$3,580
Late fees	153	56	342	148

Loan servicing fees	$5,966	$1,504	$14,324	$3,728

F. MORTGAGE SERVICING RIGHTS

The Company sells residential mortgage loans in the secondary market and typically retains the right to service the loans sold. Upon sale, an MSR asset or liability is capitalized, which represents the current fair value of future net cash flows expected to be realized for performing servicing activities. As the Company has not elected to subsequently measure its existing class of servicing assets under the fair value measurement method, the Company follows the amortization method. MSRs are amortized in proportion to and over the period of estimated net servicing income, and assessed for impairment at each reporting date. MSRs are carried at the lower of initial capitalized amount, net of accumulated amortization, or estimated fair value.

The Company periodically evaluates it MSRs for impairment. Impairment is assessed based on fair value at each reporting date using estimated prepayment speeds of the underlying mortgage loans serviced and stratifications based on the risk characteristics of the underlying loans (predominantly interest rate). For this purpose, the Company stratifies its MSRs into three pools based upon interest rates: those with note rates below 4.00%, note rates between 4.00% and 4.99%, and note rates above 5%.

A summary of changes in the balance of the MSR asset and the related valuation allowance for the years ended December 31 is as follows:

	2012	2011
Mortgage Servicing Rights:
Balance at the beginning of year	$17,679,198	$7,129,966
Loans sold, servicing retained	39,902,528	11,510,883
Amortization	(3,679,545)	(959,886)
Valuation allowance	(11,699,787)	(1,765)

Balance at end of year	$42,202,394	$17,679,198

Valuation Allowance:
Balance at the beginning of year	$1,765	$—
Additions	11,698,022	1,765
Reductions	—	—

Balance at end of year	$11,699,787	$1,765

The fair value of MSRs was approximately $42.2 million, $17.7 million, and $7.1 million as of December 31, 2012, 2011 and 2010, respectively.

The Company did not record any other-than-temporary impairment for the years ended December 31, 2012 and 2011.

The Company’s mortgage servicing portfolio is summarized as follows at December 31:

	2012	2011
FNMA	$2,781,388,717	$801,789,123
GNMA	1,363,951,053	514,099,118

Total Servicing Portfolio	$4,145,339,770	$1,315,888,241

MSRs, net to servicing portfolio	1.02%	1.34%

The following table summarizes the Company’s estimated future MSR amortization expense. These estimates are based on existing asset balances, the current interest rate environment, and prepayment speeds as of December 31, 2012. The actual amortization expense the Company recognizes in any given period may be significantly different depending upon acquisition or sale activities, changes in interest rates, prepayment speeds, market conditions, or circumstances that indicate the carrying amount of an asset may not be recoverable.

Year Ending December 31,	Amount
2013	$6,944,548
2014	5,566,146
2015	4,562,793
2016	3,948,227
2017	3,523,627
Thereafter	29,356,840

$53,902,181